Income Taxes - Schedule of Statutory Rates (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount [Abstract]
Profit before income taxes	[1]	$ 7,887,242	$ 906,772	$ 1,080,646
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ 1,301,395	$ 149,617	$ 178,307
Income taxes computed at Hong Kong Profits Tax rate, Percentage		16.50%	16.50%	16.50%
Tax Jurisdiction of Domicile [Extensible Enumeration]		Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]
Reconciling items:
Tax allowance at the statutory tax rates	[2]		$ 48,709
Tax allowance at the statutory tax rates, Percentage	[2]	0.00%	5.40%
Tax effect of income that is not taxable	[3]	$ (3,776,428)	$ (4,493)	$ (2,753)
Tax effect of income that is not taxable, Percentage	[3]	(47.90%)	(0.50%)	(0.30%)
Tax effect of expenses that are not deductible	[4]	$ 1,543,220	$ 7,763	$ 5,866
Tax effect of expenses that are not deductible, Percentage	[4]	19.60%	0.90%	0.50%
Temporary difference		$ 58,956	$ (903)	$ (9,220)
Temporary difference, Percentage		0.70%	(0.10%)	(0.90%)
Statutory tax deduction	[5]	$ (768)	$ (193)	$ (383)
Statutory tax deduction, Percentage	[5]	0	0	0
Overprovsion in prior years		$ (281,805)
Overprovsion in prior years, Percentage		(3.60%)
Effect of two-tier tax rate		$ (21,130)	$ (21,175)	$ (21,083)
Effect of two-tier tax rate, Percentage		(0.30%)	(2.30%)	(2.00%)
Income tax (credit) expense		$ (1,176,560)	$ 179,325	$ 150,734
Income tax (credit) expense, Percentage		(14.90%)	19.80%	13.90%

[1]	Profit before income taxes included equity in net income/(losses) of affiliates.
[2]	It represents tax allowance at the statutory tax rates for companies incorporated in Cayman Islands and British Virgin Islands.
[3]	Income that is not taxable mainly consisted of gain on acquisition of subsidiary, fair value gain of other investments, equity in net income of a affiliates, bank interest income and change in cash value of life insurance policy, which are non-taxable under Hong Kong income tax law.
[4]	Expenses that are not deductible mainly consisted of share-based compensation expense, fair value loss of convertible debt, interest on bank overdrafts, stamp duty and equity in net losses of affiliates, which are non-deductible under Hong Kong income tax law.
[5]	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$3,000, HK$1,500 and HK$3,000 for each business during the years ended March 31,2026, 2025 and 2024, respectively.